Consolidated Balance sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 76,891	$ 11,784	¥ 83,013
Right-of-use assets	59,706	9,150	43,182
Intangible assets	12,265	1,880	5,482
Financial assets at fair value through profit or loss	19,609	3,005
Prepayments	15,362	2,354	12,679
Total non-current assets	183,833	28,173	144,356
Current assets
Inventories	24,971	3,827	17,896
Contract assets	1,112	170	1,020
Other current assets	36,500	5,594	43,711
Trade receivables	164,592	25,225	83,757
Other receivables and prepayments	42,420	6,501	19,526
Amounts due from related parties	214	33	1,064
Financial assets at fair value through profit or loss	140,294	21,501	122,224
Derivative financial instruments	196	30
Cash and cash equivalents	1,375,766	210,845	139,954
Total current assets	1,786,065	273,726	429,152
Total assets	1,969,898	301,899	573,508
Non-current liabilities
Financial instruments with preferred rights			2,106,334
Borrowings	5,493	842	3,643
Lease liabilities	43,016	6,592	29,124
Total non-current liabilities	48,509	7,434	2,139,101
Current liabilities
Trade payables	34,071	5,222	49,955
Contract liabilities	8,417	1,290	18,189
Other payables and accruals	111,164	17,036	109,683
Amounts due to a related party	24	4	34
Borrowings	58,583	8,978	19,514
Lease liabilities	16,585	2,542	15,363
Total current liabilities	228,844	35,072	212,738
Total liabilities	277,353	42,506	2,351,839
Net (liabilities)/assets	1,692,545	259,393	(1,778,331)
SHAREHOLDERS' (DEFICIT)/EQUITY
Share capital	59	9	17
Share premium	6,657,562	1,020,316
Treasury shares			(3,578)
Capital reserve	0	0	0
Other reserves	(24,701)	(3,786)	69,207
Accumulated losses	(4,940,375)	(757,146)	(1,843,977)
Total shareholders' (deficit)/equity	¥ 1,692,545	$ 259,393	¥ (1,778,331)